Defined benefit plans (Detail 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Swiss defined benefit plans
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation	13 years 1 month 6 days	13 years 1 month 6 days
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months	$ 3,056	$ 1,294
Benefits expected to be paid between 1 and 3 years	5,149	2,657
Benefits expected to be paid between 3 and 6 years	7,671	3,977
Benefits expected to be paid between 6 and 11 years	12,080	6,743
Benefits expected to be paid between 11 and 16 years	10,513	6,223
Benefits expected to be paid in more than 16 years	$ 34,221	$ 22,446
UK defined benefit plans
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation	15 years 1 month 6 days	13 years 8 months 12 days
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months	$ 182	$ 107
Benefits expected to be paid between 1 and 3 years	337	234
Benefits expected to be paid between 3 and 6 years	563	384
Benefits expected to be paid between 6 and 11 years	1,032	667
Benefits expected to be paid between 11 and 16 years	1,066	667
Benefits expected to be paid in more than 16 years	$ 4,339	$ 2,570
US and German defined benefit plans
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation	8 years 3 months 18 days	7 years 10 months 24 days
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months	$ 221	$ 123
Benefits expected to be paid between 1 and 3 years	412	232
Benefits expected to be paid between 3 and 6 years	558	335
Benefits expected to be paid between 6 and 11 years	847	502
Benefits expected to be paid between 11 and 16 years	632	388
Benefits expected to be paid in more than 16 years	$ 925	$ 516